STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of weighted-average assumptions

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted during the nine months ended September 30, 2019:

Risk Free Interest Rate	2.03%
Expected Volatility	433.91%
Expected Life (in years)	5.0
Dividend Yield	0%
Weighted average estimated fair value of
options during the period	$0.25

The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted during the years ended December 31, 2018 and 2017:

	2018	2017

Risk Free Interest Rate	2.30%	1.90%
Expected Volatility	200.50%	199.20%
Expected Life (in years)	5.0	5.0
Dividend Yield	0%	0%
Weighted average estimated fair value of
options during the period	$0.17	$0.07

Schedule of stock option activity

	Options Outstanding
			Weighted -
			Average	Aggregate
			Remaining	Intrinsic
		Weighted-	Contractual	Value
	Number of	Average	Term	(in 000’s)
	Shares	Exercise Price	(in years)	(1)
Balance as of December 31, 2018	18,613,529	$0.14

Granted	1,500,000	0.18

Balance September 30, 2019	20,113,529	$0.14

Exercisable at September 30, 2019	19,005,197	$0.14	3.2	$488

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period.

The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2018 and 2017:

	Options Outstanding
			Weighted -
			Average
			Remaining	Aggregate
		Weighted-	Contractual	Intrinsic
	Number of	Average	Term	Value (in 000’)
	Shares	Exercise Price	(in years)	(1)

Balance as of December 31, 2016	3,282,647	$0.52

Granted	19,950,000	0.07
Forfeited/cancelled	(1,219,117)	0.48

Balance December 31, 2017	22,013,529	$0.11

Granted	1,600,000	$0.27
Exercised	(5,000,000)	$0.07

Balance December 31, 2018	18,613,529	$0.14	3.9

Exercisable at December 31, 2018	16,596,863	$0.13	3.9	$2,113

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period. During the years ended December 31, 2018 and 2017, the aggregate intrinsic value of options exercised under the Company’s stock option plans was $2,113,368 and $3,480,567, respectively.

Schedule of summary for the activities of unvested stock options

The following table summarizes the activities for the Company’s unvested stock options for the nine months ended September 30, 2019:

	Unvested Options

		Weighted - Average
	Number of Unvested	Grant Date
	Options	Exercise Price
Balance December 31, 2018	2,016,666	$0.18

Granted	1,500,000	0.18

Vested	(2,408,334)	0.16

Balance September 30, 2019	1,108,332	$0.21

The following table summarizes the activities for the Company’s unvested stock options for the year ended December 31, 2018 and 2017:

	Unvested Options
		Weighted -
		Average
		Grant
	Number of Unvested	Date Exercise Price
	Options
Balance December 31, 2016	-	$-

Granted	19,950,000	0.07

Vested	(16,833,333)	0.07

Cancelled/forfeited/expired	(450,000)	0.08

Balance December 31, 2017	2,666,667	$0.06

Granted	1,600,000	0.27

Vested	(2,250,001)	0.10

Balance December 31, 2018	2,016,666	$0.18

Schedule of warrant activity

The following table summarizes the activities for the Company’s warrants for the nine months ended September 30, 2019:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in 000's) (1)

Balance, December 31, 2018	22,240,833	$0.31

Exercised	(200,000)	0.15

Expired	(78,225)	0.26

Balance, September 30, 2019	21,962,608	$0.32

Exercisable at September 30, 2019	21,962,608	$0.32	3.0	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.10 for our common stock on September 30, 2019.

The following table summarizes the activities for the Company’s warrants for the year ended December 31, 2018 and 2017:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in 000's) (1)
Balance, December 31, 2016	9,216,451	$1.82
Issued	33,080,629	0.20
Cancelled/Forfeited	(10,004,500)	0.40

Balance, December 31, 2017	32,292,580	$0.30
Issued	18,727,769	0.15
Exercised	(22,809,908)	0.11
Expired	(1,019,608)	0.07
Cancelled/Forfeited	(4,950,000)	0.40

Balance, December 31, 2018	22,240,833	$0.31	3.70

Exercisable at December 31, 2018	22,240,833	$0.31	3.70	$1,858

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.22 for our common stock on December 31, 2018.